Condensed Consolidating Financial Information (Balance Sheets) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017	Oct. 30, 2016
Current assets:
Cash and cash equivalents	$ 5,055	$ 4,292	$ 11,204	$ 3,097
Trade accounts receivable, net	3,259	3,325
Inventory	874	1,124
Intercompany receivable	0	0
Intercompany loan receivable	0	0
Other current assets	729	366
Total current assets	9,917	9,107
Long-term assets:
Property, plant and equipment, net	2,565	2,635
Goodwill	36,714	26,913	24,706
Intangible assets, net	17,554	10,762
Investment in subsidiaries	0	0
Intercompany loan receivable, long-term	0	0
Other long-term assets	743	707
Total assets	67,493	50,124
Current liabilities:
Accounts payable	855	811
Employee compensation and benefits	641	715
Current portion of long-term debt	2,787	0
Intercompany payable	0	0
Intercompany loan payable	0	0
Other current liabilities	2,616	812
Total current liabilities	6,899	2,338
Long-term liabilities:
Long-term debt	30,011	17,493
Deferred tax liabilities	1,531	169
Intercompany loan payable, long-term	0	0
Unrecognized tax benefits	3,269	3,088
Other long-term liabilities	813	379
Total liabilities	42,523	23,467
Preferred stock dividend obligation	29	0
Total stockholders' equity	24,941	26,657
Total liabilities and stockholders’ equity	67,493	50,124
Parent Guarantor
Current assets:
Cash and cash equivalents	374	0	0	0
Trade accounts receivable, net	0	0
Inventory	0	0
Intercompany receivable	59	56
Intercompany loan receivable	0	0
Other current assets	58	52
Total current assets	491	108
Long-term assets:
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	51,558	35,268
Intercompany loan receivable, long-term	0	0
Other long-term assets	25	0
Total assets	52,074	35,376
Current liabilities:
Accounts payable	24	19
Employee compensation and benefits	0	0
Current portion of long-term debt	0
Intercompany payable	32	9
Intercompany loan payable	13,709	8,691
Other current liabilities	25	0
Total current liabilities	13,790	8,719
Long-term liabilities:
Long-term debt	13,440	0
Deferred tax liabilities	(126)	0
Intercompany loan payable, long-term	0	0
Unrecognized tax benefits	0	0
Other long-term liabilities	0	0
Total liabilities	27,104	8,719
Preferred stock dividend obligation	29
Total stockholders' equity	24,941	26,657
Total liabilities and stockholders’ equity	52,074	35,376
Subsidiary Issuers
Current assets:
Cash and cash equivalents	613	2,461	7,555	1,092
Trade accounts receivable, net	0	0
Inventory	0	0
Intercompany receivable	439	182
Intercompany loan receivable	10,576	9,780
Other current assets	37	37
Total current assets	11,665	12,460
Long-term assets:
Property, plant and equipment, net	759	772
Goodwill	1,360	1,360
Intangible assets, net	76	84
Investment in subsidiaries	45,981	46,742
Intercompany loan receivable, long-term	0	0
Other long-term assets	95	250
Total assets	59,936	61,668
Current liabilities:
Accounts payable	38	44
Employee compensation and benefits	179	272
Current portion of long-term debt	2,750
Intercompany payable	4	58
Intercompany loan payable	4,935	4,713
Other current liabilities	186	219
Total current liabilities	8,092	5,306
Long-term liabilities:
Long-term debt	14,731	17,456
Deferred tax liabilities	(295)	(47)
Intercompany loan payable, long-term	932	991
Unrecognized tax benefits	2,422	2,563
Other long-term liabilities	107	131
Total liabilities	25,989	26,400
Preferred stock dividend obligation	0
Total stockholders' equity	33,947	35,268
Total liabilities and stockholders’ equity	59,936	61,668
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	4,068	1,831	3,649	2,005
Trade accounts receivable, net	3,259	3,325
Inventory	874	1,124
Intercompany receivable	35	67
Intercompany loan receivable	9,188	4,713
Other current assets	634	277
Total current assets	18,058	11,337
Long-term assets:
Property, plant and equipment, net	1,806	1,863
Goodwill	35,354	25,553
Intangible assets, net	17,478	10,678
Investment in subsidiaries	0	0
Intercompany loan receivable, long-term	932	991
Other long-term assets	623	457
Total assets	74,251	50,879
Current liabilities:
Accounts payable	793	748
Employee compensation and benefits	462	443
Current portion of long-term debt	37
Intercompany payable	497	238
Intercompany loan payable	1,120	1,089
Other current liabilities	2,405	593
Total current liabilities	5,314	3,111
Long-term liabilities:
Long-term debt	1,840	37
Deferred tax liabilities	1,952	216
Intercompany loan payable, long-term	0	0
Unrecognized tax benefits	847	525
Other long-term liabilities	706	248
Total liabilities	10,659	4,137
Preferred stock dividend obligation	0
Total stockholders' equity	63,592	46,742
Total liabilities and stockholders’ equity	74,251	50,879
Eliminations
Current assets:
Cash and cash equivalents	0	0	$ 0	$ 0
Trade accounts receivable, net	0	0
Inventory	0	0
Intercompany receivable	(533)	(305)
Intercompany loan receivable	(19,764)	(14,493)
Other current assets	0	0
Total current assets	(20,297)	(14,798)
Long-term assets:
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	(97,539)	(82,010)
Intercompany loan receivable, long-term	(932)	(991)
Other long-term assets	0	0
Total assets	(118,768)	(97,799)
Current liabilities:
Accounts payable	0	0
Employee compensation and benefits	0	0
Current portion of long-term debt	0
Intercompany payable	(533)	(305)
Intercompany loan payable	(19,764)	(14,493)
Other current liabilities	0	0
Total current liabilities	(20,297)	(14,798)
Long-term liabilities:
Long-term debt	0	0
Deferred tax liabilities	0	0
Intercompany loan payable, long-term	(932)	(991)
Unrecognized tax benefits	0	0
Other long-term liabilities	0	0
Total liabilities	(21,229)	(15,789)
Preferred stock dividend obligation	0
Total stockholders' equity	(97,539)	(82,010)
Total liabilities and stockholders’ equity	$ (118,768)	$ (97,799)